Cover	Oct. 19, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2023
Entity Registrant Name	OBLONG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35376
Entity Tax Identification Number	77-0312442
Entity Address, Address Line One	25587 Conifer Road
Entity Address, Address Line Two	Suite 105-231
Entity Address, City or Town	Conifer
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80433
City Area Code	303
Local Phone Number	640-3838
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OBLG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000746210
Amendment Flag	false
Current Fiscal Year End Date	--12-31